Fair Value measurement - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value measurement
Impairment recorded for equity method investments	¥ 26,700	¥ 1,500	¥ 0
Impairment on equity investments without readily determinable fair values	9,000	0	0
Impairment charges of intangible assets recognized	213,400	0	0
Impairment charge on goodwill	¥ 22,658	¥ 0	¥ 0